Acquisition of Subsidiaries (Details) (USD $)	3 Months Ended
Sep. 30, 2013
IpsAcquisitionCorpMember
Common stock issued for acquisition	15,500,000
Value of shares issued for acquisition	$ 44,035,500
Common stock issued as a finder's fee	50,000
IntelligentPowerAcquisitionIncMember
Common stock issued for acquisition	1,383,400
Value of shares issued for acquisition	3,984,192
MpsAcquisitionCorpMember
Common stock issued for acquisition	3,694,811
Value of shares issued for acquisition	$ 10,899,692